Revenue and Segment Information - Revenue and Segment Results by Operating and Reportable Segments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of operating segments [line items]
Revenue	¥ 1,769,478	$ 271,184	¥ 2,493,218	¥ 3,149,614
- Additional depreciation of property, plant and equipment	(130,798)	(20,046)	(136,572)	(146,075)
- Additional amortization of prepaid lease payments	0	0	0	(9,425)
Gross profit	(68,105)	(10,438)	227,800	369,846
Other income, gains and losses	10,825	1,659	17,320	16,089
Net exchange gain (loss)	(2,419)	(370)	494	1,250
Impairment charge on property, plant and equipment	54,000	8,276	0	0
Selling and distribution costs	(140,748)	(21,570)	(155,308)	(174,774)
Research and development expenses	(66,109)	(10,132)	(56,841)	(51,760)
Administrative expenses	(137,329)	(21,046)	(121,647)	(144,454)
Finance costs	(24,362)	(3,734)	(24,435)	(23,210)
Loss before taxation	(482,247)	(73,907)	(112,617)	(7,013)
Income tax (expense) credit	83,201	12,751	7,747	(969)
Loss for the year	(399,046)	(61,156)	(104,870)	(7,982)
PRC OEM sales [member]
Disclosure of operating segments [line items]
Revenue	1,168,710		1,302,273	1,758,057
Gross profit	(52,020)		120,198	228,822
PRC aftermarket sales [member]
Disclosure of operating segments [line items]
Revenue	437,039		903,548	1,002,519
Gross profit	(18,880)		74,936	119,556
International sales [member]
Disclosure of operating segments [line items]
Revenue	163,729		287,397	389,038
Gross profit	2,795		32,666	21,468
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,769,923	271,252	2,496,714	3,151,580
Gross profit	(62,800)	(9,625)	238,085	378,360
Operating segments [member] | PRC OEM sales [member]
Disclosure of operating segments [line items]
Revenue	1,168,710		1,302,273	1,758,057
Gross profit	(49,024)		124,321	232,992
Operating segments [member] | PRC aftermarket sales [member]
Disclosure of operating segments [line items]
Revenue	439,603		910,212	1,008,824
Gross profit	(14,938)		83,640	127,540
Operating segments [member] | International sales [member]
Disclosure of operating segments [line items]
Revenue	161,610		284,229	384,699
Gross profit	1,162		30,124	17,828
Gross up adjustment to reverse net off of selling expense [member]
Disclosure of operating segments [line items]
Revenue	2,119	325	3,168	4,339
Gross profit	2,119	325	3,168	4,339
Gross up adjustment to reverse net off of selling expense [member] | International sales [member]
Disclosure of operating segments [line items]
Revenue	2,119		3,168	4,339
Gross profit	2,119		3,168	4,339
Provision of sales rebates and discount [member]
Disclosure of operating segments [line items]
Revenue	(2,564)	(393)	(6,664)	(6,305)
Gross profit	(2,564)	(393)	(6,664)	(6,305)
Provision of sales rebates and discount [member] | PRC aftermarket sales [member]
Disclosure of operating segments [line items]
Revenue	(2,564)		(6,664)	(6,305)
Gross profit	(2,564)		(6,664)	(6,305)
Provision of sales rebates and discount [member] | International sales [member]
Disclosure of operating segments [line items]
Revenue	0
Unrealized (profit) loss [member]
Disclosure of operating segments [line items]
Gross profit	1,923	295	(6)	(113)
Unrealized (profit) loss [member] | PRC OEM sales [member]
Disclosure of operating segments [line items]
Gross profit	1,923		(6)	(113)
Fair value adjustments arose from acquisition of subsidiaries [member]
Disclosure of operating segments [line items]
- Additional depreciation of property, plant and equipment	(1,258)		(1,257)	(1,258)
- Additional amortization of prepaid lease payments	(1,605)	(246)	(1,605)	(1,605)
- Amortization of capitalized general borrowing cost of qualifying assets	(3,920)	(601)	(3,921)	(3,572)
Gross profit | $		$ (193)
Fair value adjustments arose from acquisition of subsidiaries [member] | PRC OEM sales [member]
Disclosure of operating segments [line items]
- Additional depreciation of property, plant and equipment	(912)		(763)	(793)
- Additional amortization of prepaid lease payments	(1,164)		(974)	(1,012)
- Amortization of capitalized general borrowing cost of qualifying assets	(2,843)		(2,380)	(2,252)
Fair value adjustments arose from acquisition of subsidiaries [member] | PRC aftermarket sales [member]
Disclosure of operating segments [line items]
- Additional depreciation of property, plant and equipment	(256)		(378)	(328)
- Additional amortization of prepaid lease payments	(326)		(483)	(419)
- Amortization of capitalized general borrowing cost of qualifying assets	(796)		(1,179)	(932)
Fair value adjustments arose from acquisition of subsidiaries [member] | International sales [member]
Disclosure of operating segments [line items]
- Additional depreciation of property, plant and equipment	(90)		(116)	(137)
- Additional amortization of prepaid lease payments	(115)		(148)	(174)
- Amortization of capitalized general borrowing cost of qualifying assets	¥ (281)		¥ (362)	¥ (388)